Basis of Presentation and Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Proposed separation from S&P Global and nature of operations

Proposed separation from S&P Global and nature of operations

On April 29, 2025, S&P Global Inc. (“S&P Global” or the “Parent”) announced a plan to pursue a separation of its Mobility business (“Mobility”, the “Company”, “we”, “us”, or “our”) creating a new publicly traded company (the “Separation”). The transaction is expected to be executed by means of a pro- rata distribution of Mobility stock to S&P Global’s existing shareholders and is intended to qualify as a tax-free transaction for U.S. federal tax purposes to S&P Global shareholders (together, the “Distribution”). The Separation is subject to the satisfaction of certain conditions, including obtaining final approval from S&P Global’s Board of Directors, receipt of tax opinions and receipt of other regulatory approvals.

Mobility is wholly owned by S&P Global, and primarily represents the Mobility segment of S&P Global. Mobility was acquired as part of the IHS Markit Ltd (“IHS Markit”) merger with S&P Global in February 2022. Mobility is a provider of data, insights and solutions for the automotive sector. We provide mission-critical data, insights, and solutions that span the entire vehicle and consumer lifecycles, enabling our customers to anticipate change and make informed decisions in a large, complex, and dynamic industry.

The Company operates through two reportable segments: CARFAX and Business-to-Business (“B2B”).

●	CARFAX — provides consumers, dealers, car service providers, and financial & insurance firms with trusted vehicle history, valuations, listings, and service reminders — using a vast proprietary data estate and brand to help consumers buy the right car at the right price, sell confidently, and maintain their vehicles, while helping dealers build shopper confidence, convert more leads and drive service loyalty; and
●	B2B — delivers mission-critical data, forecasts, and sales & marketing solutions to Original Equipment Manufacturers (“OEMs”), suppliers, dealers, and financial & insurance firms — powering product planning, supply-chain and technology decisions, market analytics, pricing and incentives, and targeted customer activation.

Basis of Presentation

Basis of Presentation

Prior to the Separation, Mobility Global operated as part of S&P Global and not as a stand-alone company. Accordingly, for periods prior to the Separation, the financial statements were prepared on a carve-out basis and derived from the consolidated financial statements and accounting records of S&P Global. The financial statements for such periods reflect the Company’s financial position, results of operations and cash flows as we were historically managed. Accordingly, periods prior to the Separation are presented on a combined basis, and the periods subsequent to the Separation are presented on a consolidated basis. Unless otherwise indicated, the consolidated and combined financial statements are referred to herein as the “unaudited condensed financial statements”.

Following the Separation, the unaudited condensed financial statements include the consolidated accounts of the Company and its wholly-owned subsidiaries and no longer include allocations from S&P Global. The Company believes the unaudited condensed financial statements reflect all adjustments, including normal recurring adjustments, that are necessary for a fair statement of financial position, results of operations and cash flows for the interim periods shown. The results for the interim periods are not necessarily indicative of results for the full year. The following information is relevant to the unaudited condensed financial statements:

●	The unaudited condensed statements of operations and statements of comprehensive income for the three and nine months ended September 30, 2026 consist of the Company’s consolidated results for the three months ended September 30, 2026 and the combined results of the Company’s businesses for the six months ended June 30, 2026. The unaudited condensed statements of operations and statements of comprehensive income for the three and nine months ended September 30, 2025 consist of the combined results of the Company’s businesses.
●	The unaudited condensed balance sheet as of September 30, 2026 consists of the Company’s consolidated balances, while the unaudited condensed balance sheet as of December 31, 2025 consists of the combined balances of the Company’s businesses.
●	The unaudited condensed statements of equity for the three and nine months ended September 30, 2026 consist of the Company’s consolidated activity for the three months ended September 30, 2026 and the combined activity of the Company’s businesses for the six months ended June 30, 2026. The unaudited condensed statements of equity for the three and nine months ended September 30, 2025 consist of the combined activity of the Company’s businesses.
●	The unaudited condensed statement of cash flows for the nine months ended September 30, 2026 consists of the Company’s consolidated results for the three months ended September 30, 2026 and the combined results of the Company’s businesses for the six months ended June 30, 2026. The unaudited condensed statement of cash flows for the nine months ended September 30, 2025 consists of the combined results of the Company’s businesses.

For periods prior to the Separation, all revenues and costs, as well as assets and liabilities, directly associated with the business activity of the Company were recorded in the unaudited condensed financial statements. For such periods, the unaudited condensed financial statements included certain assets and liabilities that had historically been held at the S&P Global corporate level but were specifically identifiable or otherwise attributable to the Company. Such unaudited condensed financial statements also included allocations of certain expenses from S&P Global’s corporate functions to the Company. The allocations were recorded on the basis of direct usage when identifiable, with the remainder allocated on a pro-rata basis of combined revenue, headcount, or other measures of the Company or S&P Global. Management believes the assumptions underlying the unaudited condensed financial statements for periods prior to the Separation, including the assumptions regarding allocating general corporate expenses, were reasonable; however, the amounts are not necessarily representative of the amounts that would have been reflected in the unaudited condensed financial statements had the Company operated independently of S&P Global during such periods. Following the Separation, the Company no longer receives allocations of expenses from S&P Global. See Note 11 — Related Party Transactions and Former Parent Investment.

For periods prior to the Separation, S&P Global’s net investment in the Company was presented as a component of equity in the unaudited condensed financial statements. Distributions made by S&P Global to the Company or to S&P Global from the Company were recorded as transfers from and to S&P Global, and the net amount was presented on the unaudited condensed statements of cash flows as Net transfers to Former Parent. In connection with the Separation, on July 1, 2026, Former Parent Investment was reclassified into Common stock and Additional paid-in capital based on the outstanding shares of Mobility Global’s common stock on July 1, 2026. Net transfers from Former Parent, including Separation adjustments on the unaudited condensed statements of equity include adjustments to deferred tax liabilities transferred from the Former Parent and corrections to certain foreign currency translation adjustments related to the Separation.

For periods prior to the Separation, cash balances legally owned by Mobility Global were reflected in the unaudited condensed financial statements. S&P Global had historically used a centralized approach to cash management and financing of its operations. These arrangements were not reflective of the manner in which the Company would have financed its operations had it been a stand-alone business separate from S&P Global during the periods for which the cash pooling arrangements were in place. During the first quarter of 2026, the Company ceased its participation in S&P Global’s cash pooling arrangements. Cash related to cash pooling arrangements was not included in the unaudited condensed financial statements for periods prior to the Separation. These amounts had instead been reported as a component of Former Parent Investment. Following the Separation, the Company maintains its own centralized cash management arrangements independent of S&P Global.

The accompanying unaudited condensed financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). All significant intercompany transactions within Mobility Global have been eliminated. As a result of the Restructuring Transactions, and in anticipation of the Separation, all balances with S&P Global were settled, with the exception of receivables from Mobility Global customers remitted to S&P Global that are owed to Mobility Global which are reflected in Accounts receivable, net of allowance for doubtful accounts on the unaudited condensed balance sheets as of September 30, 2026. The total net effect of the settlement of these transactions is reflected in the unaudited condensed statements of cash flows in Net transfers to Former Parent as a financing activity and in the unaudited condensed balance sheets as Former Parent Investment. Certain other historical intercompany transactions between S&P Global and the Company have been classified as related party transactions, rather than Former Parent Investment, as they were historically settled in cash.

For periods prior to the Separation, the unaudited condensed financial statements may not be indicative of future performance and do not necessarily reflect what the unaudited condensed statements of operations, balance sheets and statements of cash flows would have been had the Company operated as a stand-alone business during the periods presented. Actual costs that would have been incurred if the Company had operated as a stand-alone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure. The Company is unable to quantify the amounts that it would have recorded during the historical periods on a stand-alone basis as it is not practicable to do so. The accompanying unaudited condensed financial statements and the related notes should be read in conjunction with the Company’s audited combined financial statements and related notes included within the Company’s Registration Statement on Form 10 filed with the SEC on May 27, 2026, as amended (the “Registration Statement”).

Basis of Presentation

Throughout the periods included in these combined financial statements, Mobility operated as part of S&P Global and separate financial statements have not historically been prepared for Mobility. These combined financial statements have been prepared on a stand-alone basis and are derived from the consolidated financial statements and accounting records of S&P Global. The combined financial statements reflect our financial position, results of operations and cash flows as we were historically managed, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). All revenues and costs, as well as assets and liabilities, directly associated with the business activity of the Company are recorded in these financial statements. The combined financial statements include certain assets and liabilities that have historically been held at the S&P Global corporate level but are specifically identifiable or otherwise attributable to us. The financial statements also include allocations of certain expenses from S&P Global’s corporate functions to the Company. The allocations were recorded on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis of combined revenue, headcount or other measures of the Company or S&P Global. Management believes the assumptions underlying the combined financial statements, including the assumptions regarding allocating general corporate expenses, are reasonable; however, the amounts are not necessarily representative of the amounts that would have been reflected in the financial statements had the Company historically operated independently of S&P Global. Related party transactions are discussed further in Note 10 — Related Party Transactions and Parent Company Investment.

S&P Global’s net investment in the Company has been presented as a component of equity in the combined financial statements. Distributions made by S&P Global to the Company or to S&P Global from the Company are recorded as transfers to and from S&P Global, and the net amount is presented on the combined statements of cash flows as “Net transfers to Parent”.

Cash balances legally owned by Mobility are reflected in the combined financial statements. The Parent uses a centralized approach to cash management and financing of its operations. These arrangements are not reflective of the manner in which the Company would have financed its operations had it been a stand- alone business separate from the Parent during the periods presented. Cash related to cash pooling arrangements has not been included in the combined financial statements. These amounts have instead been reported as a component of “Parent company investment”.

All significant intracompany transactions within Mobility have been eliminated. Certain historical intercompany transactions between the Company and S&P Global have been included in these combined financial statements. These transactions are considered to be effectively settled in the combined financial statements at the time the transaction is recorded and were not historically settled in cash. The total net effect of the settlement of these intercompany transactions is reflected in the combined statements of cash flow as a financing activity and in the combined balance sheets as “Parent company investment”. Certain other historical intercompany transactions between S&P Global and the Company have been classified as related party, rather than Parent company investment, in the combined financial statements as they were historically settled in cash.

Net earnings per share data has not been presented in the combined financial statements because Mobility did not operate as a separate legal entity with its own capital structure during the periods presented.

The combined financial statements may not be indicative of future performance and do not necessarily reflect what the combined statements of income, balance sheets and statements of cash flows would have been had the Company operated as a separate business during the periods presented. Actual costs that would have been incurred if the Company had operated on a stand-alone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure. The Company is unable to quantify the amounts that it would have recorded during the historical periods on a stand-alone basis as it is not practicable to do so.

Revenue Recognition

Revenue Recognition

Under Accounting Standards Codification (“ASC”) 606, Revenue from contracts with customers, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services.

Subscription revenue

Subscription revenue is primarily derived from products that provide data and insight on future vehicles sales and production, including detailed forecasts on technology and vehicle components; supply car makers and dealers with market reporting products, predictive analytics and marketing automation software; and support dealers with vehicle history reports, used car listings and service retention solutions. Subscription revenue also includes a range of services to financial institutions, to support their marketing, insurance underwriting and claims management activities. For subscription products and services, we generally provide continuous access to dynamic data sets and analytics for a defined period, with revenue recognized ratably as our performance obligation to provide access to our data and analytics is progressively fulfilled over the stated term of the contract.

Non-subscription revenue

Non-subscription revenue includes transactional sales of data that are non-cyclical in nature — and that are usually tied to underlying business metrics such as vehicle manufacturers marketing spend or safety recall activity — as well as consulting and advisory services. Non-subscription revenue is recognized at the point in time when our performance obligation is satisfied.

Arrangements with Multiple Performance Obligations

Our contracts with customers may include multiple performance obligations. Revenue relating to agreements that provide for more than one performance obligation is recognized based upon the relative fair value to the customer of each service component as each component is earned. The fair value of the service components is determined using an analysis that considers cash consideration that would be received for instances when the service components are sold separately. If the fair value to the customer for each service is not objectively determinable, we make our best estimate of the service’s stand-alone selling price and record revenue as it is earned over the service period.

Receivables

We record a receivable when a customer is billed or when revenue is recognized prior to billing a customer. For multi-year agreements, we generally invoice customers annually at the beginning of each annual period.

Unearned Revenue

We record unearned revenue when cash payments are received in advance of our performance. The increase in the unearned revenue balance for the year ended December 31, 2025 is primarily driven by cash payments received in advance of satisfying our performance obligations, offset by $73 million of revenues recognized that were included in the unearned revenue balance at the beginning of the period.

Remaining Performance Obligations

Remaining performance obligations represent the transaction price of contracts for work that has not yet been performed. As of December 31, 2025, the aggregate amount of the transaction price allocated to remaining performance obligations was $78 million. We expect to recognize the majority of revenue on the remaining performance obligations over the next 12 months.

Costs to Obtain a Contract

We expense sales commissions when incurred if the amortization period would have been one year or less. These costs are recorded within selling and general expenses. We recognize an asset for the incremental costs of obtaining a contract with a customer if we expect the benefit of those costs to be longer than one year.

Other Income, net

Other Income, net

Other income, net for the years ended December 31, 2024 and 2023 primarily includes related party dividend income and unrealized losses on the Company’s equity investments. See Note 10 — Related Party Transactions and Parent Company Investment for additional information on related party dividend income. Other income, net for the year ended December 31, 2023 also includes a loss on the disposition of Catalyst for Aftersales, our focused automotive aftersales business. See Note 2 — Acquisitions and Divestitures for additional information.

Principles of Combination

Principles of Combination

The combined financial statements include our net assets and results of our operations as described above. All significant intracompany transactions and balances between and among the Company have been eliminated in combination.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include ordinary bank deposits and highly liquid investments with original maturities of three months or less that consist primarily of money market funds with unrestricted daily liquidity and fixed term time deposits. Such investments and bank deposits are stated at cost, which approximates market value, and were $38 million and $27 million as of December 31, 2025 and 2024, respectively.

Restricted cash

Restricted cash

Cash that is subject to legal restrictions or is unavailable for general operating purposes is classified as restricted cash. We had no restricted cash included in our combined balance sheets as of December 31, 2025 and 2024.

Accounts receivable

Accounts receivable

Credit is extended to customers based upon an evaluation of the customer’s financial condition. Accounts receivable, which include billings consistent with terms of contractual arrangements, are presented net of allowance for doubtful accounts.

Allowance for doubtful accounts

Allowance for doubtful accounts

The allowance for doubtful accounts reserve methodology is based on historical analysis, a review of outstanding balances and current conditions, and by incorporating data points that provide indicators of future economic conditions including forecasted industry default rates and industry index benchmarks. In determining these reserves, we consider, amongst other factors, the financial condition and risk profile of our customers, areas of specific or concentrated risk as well as applicable industry trends or market indicators.

Concentration of Credit Risk

Concentration of Credit Risk

As of December 31, 2025 and 2024, no single customer accounted for 10% or more of gross accounts receivable and for the years ended December 31, 2025, 2024 and 2023, no single customer accounted for more than 10% of our revenue.

Capitalized technology costs

Capitalized technology costs

We capitalize certain software development and website implementation costs. Capitalized costs only include incremental, direct costs of materials and services incurred to develop the software after the preliminary project stage is completed, funding has been committed and it is probable that the project will be completed and used to perform the function intended. Incremental costs are expenditures that are out-of-pocket to us and are not part of an allocation or existing expense base. Software development and website implementation costs are expensed as incurred during the preliminary project stage. Capitalized costs are amortized from the year the software is ready for its intended use over its estimated useful life, three to seven years, using the straight-line method. Periodically, we evaluate the amortization methods, remaining lives and recoverability of such costs. Capitalized software development and website implementation costs are included in other non-current assets in the combined balance sheets and are presented net of accumulated amortization. Gross capitalized technology costs were $40 million and $24 million in our combined balance sheets as of December 31, 2025 and 2024, respectively. Accumulated amortization of capitalized technology costs was $11 million and $5 million as of December 31, 2025 and 2024, respectively.

Fair Value

Fair Value

Certain assets and liabilities are required to be recorded at fair value and classified within a fair value hierarchy based on inputs used when measuring fair value.

Other financial instruments, including cash and cash equivalents, are recorded at cost, which approximates fair value because of the short-term maturity and highly liquid nature of these instruments.

Accounting for the impairment of long-lived assets (including other intangible assets)

Accounting for the impairment of long-lived assets (including other intangible assets)

We evaluate long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Upon such an occurrence, recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to current forecasts of undiscounted future net cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated future cash flows, an impairment charge is recognized equal to the amount by which the carrying amount of the asset exceeds the fair value of the asset. For long-lived assets held for sale, assets are written down to fair value, less cost to sell. Fair value is determined based on market evidence, discounted cash flows, appraised values or management’s estimates, depending upon the nature of the assets.

Leases

Leases

We determine whether an arrangement meets the criteria for an operating lease or a finance lease at the inception of the arrangement. We have operating leases for office space and equipment. Our leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases for up to 10 years, and some of which include options to terminate the leases early. We consider these options in determining the lease term used to establish our right-of use (“ROU”) assets and associated lease liabilities.

Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expenses for these leases on a straight line-basis over the lease term in operating-related expenses and selling and general expenses.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date. Our future minimum based payments used to determine our lease liabilities include minimum based rent payments and escalations. As most of our leases do not provide an implicit rate, we use our estimated incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

Goodwill

Goodwill

Goodwill represents the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. Goodwill is not amortized, but instead is tested for impairment annually during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. We have three reporting units with goodwill that are evaluated for impairment.

We initially perform a qualitative analysis evaluating whether any events and circumstances occurred or exist that provide evidence that it is more likely than not that the fair value of any of our reporting units is less than its carrying amount. If, based on our evaluation we do not believe that it is more likely than not that the fair value of any of our reporting units is less than its carrying amount, no quantitative impairment test is performed. Conversely, if the results of our qualitative assessment determine that it is more likely than not that the fair value of any of our reporting units is less than their respective carrying amounts, we perform a quantitative impairment test.

We may choose to bypass the qualitative assessment for any reporting unit and proceed directly to performing the quantitative assessment.

When conducting our impairment test to evaluate the recoverability of goodwill at the reporting unit level, the estimated fair value of the reporting unit is compared to its carrying value including goodwill. Fair value of the reporting units are estimated using the income approach, which incorporates the use of the discounted free cash flow (“DCF”) analysis. The DCF analyses are based on the current operating budgets and estimated growth projections for each reporting unit. Future cash flows are discounted based on a market comparable weighted average cost of capital rate, adjusted for market and other risks where appropriate. If the fair value of the reporting unit is less than the carrying value, the difference is recognized as an impairment charge.

Significant judgments inherent in this analysis include estimating the amount and timing of future cash flows and the selection of appropriate discount rates and growth rate assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit and could result in an impairment charge, which could be material to our financial position and results of operations.

We performed our impairment assessment of goodwill and concluded that no impairment existed for the years ended December 31, 2025, 2024 and 2023.

Equity Investments

Equity Investments

Equity investments for which we exercise significant influence, but do not have control over the investee, are accounted for using the equity method of accounting. Unrealized gains and losses are included in Other income, net. Our equity investments are included in Other non-current assets in our combined balance sheets. Our share of earnings or losses are recognized in Other income, net in our combined statements of income. We periodically evaluate all our equity investments for impairment.

Foreign currency translation

Foreign currency translation

We have operations in many foreign countries. For most international operations, the local currency is the functional currency. For international operations that are determined to be extensions of the parent company, the United States (“U.S.”) dollar is the functional currency. For local currency operations, assets and liabilities are translated into U.S. dollars using end of period exchange rates, and revenue and expenses are translated into U.S. dollars using weighted-average exchange rates. Foreign currency translation adjustments are accumulated in a separate component of equity.

Depreciation

Depreciation

The costs of property and equipment are depreciated using the straight-line method based upon the following estimated useful lives: buildings and improvements from 15 to 40 years and equipment and furniture from 2 to 10 years. The costs of leasehold improvements are amortized over the lesser of the useful lives or the terms of the respective leases.

Advertising expense

Advertising expense

The cost of advertising is expensed as incurred. We incurred $176 million, $152 million and $134 million in advertising costs for the years ended December 31, 2025, 2024 and 2023, respectively.

Stock-based compensation

Stock-based compensation

Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized over the requisite service period, which typically is the vesting period. Stock-based compensation is classified as both operating-related expense and selling and general expense in the combined statements of income.

Income taxes

Income taxes

The Company’s income tax provision was prepared following the separate return method. The separate return method applies ASC 740, Income Taxes to the stand-alone financial statements of each member of the consolidated group as if the group members were a separate taxpayer. The calculation of the Company’s income taxes on a separate return basis requires a considerable amount of judgment and use of both estimates and allocations. Furthermore, the tax treatment of certain items reflected in the accompanying combined financial statements of the Company may not be reflected in the consolidated financial statements and tax returns of the Parent. Such items as net operating losses, credit carry-forwards and valuation allowances may exist in the accompanying combined financial statements that may or may not exist in the Parent’s consolidated financial statements. As a result, the income taxes of the Company as presented in the accompanying combined financial statements may not be indicative of the income taxes that the Company will generate in the future. Furthermore, current obligations for taxes where the Company’s operations were included in tax returns with the activities of the Parent are deemed settled with the Parent as a component of Parent company investment for purposes of the accompanying combined financial statements.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company did not operate historically as a stand-alone business, and accordingly, the deferred taxes reflected in the combined financial statements may be different upon legal separation of the business.

We recognize liabilities for uncertain tax positions taken or expected to be taken in income tax returns. Accrued interest and penalties related to unrecognized tax benefits are recognized in interest expense and operating-related expense, respectively.

Judgment is required in determining our provision for income taxes, deferred tax assets and liabilities and unrecognized tax benefits. In determining the need for a valuation allowance, the historical and projected financial performance of the operation that is recording a net deferred tax asset is considered along with any other pertinent information.

We file income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions, and we are routinely under audit by many different tax authorities. We believe that our accrual for tax liabilities is adequate for all open audit years based on an assessment of many factors including past experience and interpretations of tax law. This assessment relies on estimates and assumptions and may involve a series of complex judgments about future events.

As of December 31, 2025, none of the undistributed earnings of our foreign subsidiaries is indefinitely reinvested in our foreign operations. It was determined that there are no deferred taxes related to these undistributed earnings as of December 31, 2025.

Contingencies

Contingencies

We accrue for loss contingencies when both (a) information available prior to issuance of the combined financial statements indicates that it is probable that a liability had been incurred at the date of the financial statements and (b) the amount of loss can reasonably be estimated. We continually assess the likelihood of any adverse judgments or outcomes to our contingencies, as well as potential amounts or ranges of probable losses, and recognize a liability, if any, for these contingencies based on an analysis of each matter with the assistance of outside legal counsel and, if applicable, other experts. Because many of these matters are resolved over long periods of time, our estimate of liabilities may change due to new developments, changes in assumptions or changes in our strategy related to the matter. When we accrue for loss contingencies and the reasonable estimate of the loss is within a range, we record our best estimate within the range. We disclose an estimated possible loss or a range of loss when it is at least reasonably possible that a loss may be incurred.

Recently Issued or Adopted Accounting Standards

Recently Issued or Adopted Accounting Pronouncements

In September of 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-06, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40), which removes references to prescriptive software development stages and includes an updated framework for capitalizing internal software costs. This guidance is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, and early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance on its unaudited condensed financial statements.

In July of 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses (Topic 326), which provides an optional practical expedient for estimating future credit losses based on current conditions as of the balance sheet date and assuming those conditions do not change over the remaining life of the accounts receivable. This guidance is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The adoption of this guidance did not have a significant impact on the Company’s unaudited condensed financial statements.

In November of 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Express Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires that an entity disclose, in the notes to financial statements, additional information about specific expense categories. The amendments in this update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its disclosures.

Recently Issued or Adopted Accounting Standards

In September of 2025, the Financial Accounting Standards Board (“FASB”) issued accounting guidance which removes references to prescriptive software development stages and includes an updated framework for capitalizing internal software costs. This guidance is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, and early adoption is permitted. We do not expect this guidance to have a significant impact on our combined financial statements.

In July of 2025, the FASB issued accounting guidance that provides an optional practical expedient for estimating future credit losses based on current conditions as of the balance sheet date and assuming those conditions do not change over the remaining life of the accounts receivable. This guidance is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, and early adoption is permitted. We do not expect this guidance to have a significant impact on our combined financial statements.

In May of 2025, the FASB issued accounting guidance to improve the requirements for identifying the accounting acquirer in ASC 805, Business Combinations. The amendments in this update revise current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity that meets the definition of a business. This guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, and early adoption is permitted as of the beginning of an interim or annual reporting period. This guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. We do not expect this guidance to have a significant impact on our combined financial statements.

In November of 2024, the FASB issued accounting guidance which requires that an entity disclose, in the notes to financial statements, additional information about specific expense categories. The amendments in this update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. We are currently evaluating the impact of this guidance on the Company’s disclosures.

In December of 2023, the FASB issued Accounting Standards Update No. 2023-09, Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 amends ASC 740, Income Taxes to expand income tax disclosures and requires that the Company disclose (i) the income tax rate reconciliation using both percentages and reporting currency amounts; (ii) specific categories within the income tax rate reconciliation; (iii) additional information for reconciling items that meet a quantitative threshold; (iv) the composition of state and local income taxes by jurisdiction; and (v) the amount of income taxes paid disaggregated by jurisdiction. The Company adopted ASU 2023-09 for the year ended December 31, 2025 on a prospective basis. See Note 4 — Taxes on Income for additional information.

Reclassifications

Reclassifications

Certain prior year amounts have been reclassified for comparability purposes, including the realignment of certain allocations in segment financial results. For additional information on the realignment of certain allocations in segment financial results, see Note 8 — Segment and Geographic Information.